THE PREVIOUS FILING FOR STORIE PARTNERS, LP WAS SUBMITTED IN
ERROR AND SHOULD BE DISREGARDED.  THE FILING WAS A FORM 13F-HR,
ACCESSION NUMBER 0000906344-01-500012.